SEGMENT REPORTING - Segment information (Details) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019 JPY (¥) segment	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)
SEGMENT REPORTING
Number of operating segments | segment	2
Revenue
Total revenue	¥ 11,254,626	¥ 12,144,243	¥ 11,220,775
Segment Performance Measure:
Operating income (loss)	352,136	(579,297)	(1,178,851)
Interest income	2,580	2,658	3,634
Interest expense	(121,398)	(94,516)	(125,743)
Gain (loss) on derivatives	107,951	(56,861)	43,594
Foreign currency exchange (loss)	(18,772)	(137,065)	(13,751)
Dividend income	14,400	11,250	14,400
Gain on revaluation of investments in securities	23,400
Other—net	(30,638)	67,929	(60,255)
Income (loss) before income taxes	329,659	(785,902)	(1,316,972)
Restructuring charges	0	781,372
Segment Assets:
Assets	13,842,552	14,667,706
Impairment loss on long-lived assets	0	34,600	0
Capital expenditures on long-lived assets:
Capital expenditures	966,665	800,363	1,369,471
Other Significant Items:
Total depreciation and amortization	815,867	1,016,974	1,048,627
Long live assets held	732,286	755,882	1,177,255
Leasehold improvements
Segment Assets:
Impairment loss on long-lived assets	8,920
Property and equipment and software
Segment Assets:
Impairment loss on long-lived assets		73,161
Japan
Revenue
Total revenue	4,804,635	3,888,155	4,042,023
Other Significant Items:
Long live assets held	275,756	337,583	375,692
US
Revenue
Total revenue	5,327,612	7,712,138	6,800,965
Other Significant Items:
Long live assets held	375,414	360,166	771,734
Korea
Revenue
Total revenue	643,352	492,836	291,455
Other Significant Items:
Long live assets held	50,479	57,480	29,829
Other
Revenue
Total revenue	479,027	51,114	86,332
Other Significant Items:
Long live assets held	30,637	653
Operating segments
Revenue
Total revenue	11,262,069	12,217,769	11,207,730
Segment Performance Measure:
Operating income (loss)	244,410	177,715	(1,206,663)
Segment Assets:
Assets	13,442,624	14,578,787
Other Significant Items:
Total depreciation and amortization	817,498	1,015,447	1,039,196
Operating segments | Legal Tech AI
Revenue
Total revenue	9,834,826	11,307,082	10,897,030
Operating segments | AI Solutions
Revenue
Total revenue	1,427,243	910,687	310,700
Operating segments | Japan-legal
Segment Performance Measure:
Operating income (loss)	110,773	460,263	(923,525)
Segment Assets:
Assets	11,572,516	11,716,651
Capital expenditures on long-lived assets:
Capital expenditures	666,444	491,990	984,865
Other Significant Items:
Total depreciation and amortization	697,673	840,061	913,480
Operating segments | Japan-AI
Segment Performance Measure:
Operating income (loss)	133,637	(282,548)	(283,138)
Segment Assets:
Assets	1,870,108	2,862,136
Capital expenditures on long-lived assets:
Capital expenditures	300,221	308,373	384,606
Other Significant Items:
Total depreciation and amortization	119,825	175,386	125,716
Adjustments
Revenue
Total revenue	(7,443)	(73,526)	13,045
Segment Performance Measure:
Operating income (loss)	107,726	(757,012)	27,812
Segment Assets:
Assets	399,928	88,919
Other Significant Items:
Total depreciation and amortization	¥ (1,631)	¥ 1,527	¥ 9,431